Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited)

Convertible Bonds — 0.4%
Security	Principal Amount (000's omitted)		Value
China — 0.3%
Alibaba Group Holding Ltd., 0.50%, 6/1/31(1)	USD	3,714	$ 4,884,839
H World Group Ltd., 3.00%, 5/1/26	USD	2,310	2,480,585
PDD Holdings, Inc., 0.00%, 12/1/25	USD	2,541	2,468,582
Sunac China Holdings Ltd., 1.00% PIK, 9/30/32(2)	USD	1,237	137,667
			$ 9,971,673
Tanzania — 0.1%
HTA Group Ltd., 2.875%, 3/18/27(2)	USD	3,400	$ 3,168,727
			$ 3,168,727
Total Convertible Bonds (identified cost $13,444,425)			$ 13,140,400

Foreign Corporate Bonds — 30.3%
Security	Principal Amount (000's omitted)		Value
Angola — 0.6%
Azule Energy Finance PLC, 8.125%, 1/23/30(1)	USD	18,045	$ 17,398,989
			$ 17,398,989
Argentina — 1.0%
Generacion Mediterranea SA/Central Termica Roca SA, 11.00%, 11/1/31(1)	USD	5,958	$ 5,299,810
IRSA Inversiones y Representaciones SA, 8.00%, 3/31/35(1)	USD	11,080	10,620,180
YPF SA, 8.25%, 1/17/34(1)	USD	13,140	12,779,667
			$ 28,699,657
Brazil — 3.7%
Gol Finance SA, 14.824%, (1 mo. SOFR + 10.50%), 6/8/25(1)(3)	USD	2,863	$ 2,863,497
MV24 Capital BV, 6.748%, 6/1/34(2)	USD	13,367	12,751,669
NewCo Holding USD 20 SARL:
9.375%, 11/7/29(2)	USD	6,444	6,369,894
9.375%, 11/7/29(1)	USD	10,473	10,352,561
OHI Group SA, 13.00%, 7/22/29(1)	USD	32,030	32,382,330
Oi SA, 10.00%, (10.00% cash or 7.50% cash and 6.00% PIK), 6/30/27(1)(4)	USD	7,391	6,023,919
Samarco Mineracao SA, 9.50%, 6/30/31(2)(4)	USD	33,340	31,399,119
Security	Principal Amount (000's omitted)		Value
Brazil (continued)
Unigel Luxembourg SA:
13.50%, (13.50% cash or 15.00% PIK), 12/31/27(1)(4)	USD	49	$ 45,048
13.50%, (13.50% cash or 15.00% PIK), 12/31/27(2)(4)	USD	673	616,943
Vale SA, Series A6, 0.00%(5)(6)	BRL	92,625	5,222,747
Yinson Boronia Production BV, 8.947%, 7/31/42(1)	USD	3,263	3,352,696
			$ 111,380,423
Cameroon — 0.3%
Golar LNG Ltd., 7.75%, 9/19/29(1)(2)	USD	10,200	$ 10,230,090
			$ 10,230,090
Canada — 0.2%
Polaris Renewable Energy, Inc., 9.50%, 12/3/29	USD	7,125	$ 7,303,909
			$ 7,303,909
China — 0.9%
China Oil & Gas Group Ltd., 4.70%, 6/30/26(2)	USD	22,060	$ 21,230,014
KWG Group Holdings Ltd., 7.875%, 8/30/24(7)	USD	5,749	374,395
Longfor Group Holdings Ltd.:
3.375%, 4/13/27(2)	USD	2,076	1,864,449
3.95%, 9/16/29(2)	USD	640	514,198
Shimao Group Holdings Ltd., 5.60%, 7/15/26(2)(7)	USD	15,682	882,269
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(2)(4)(7)	USD	1,051	128,809
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(2)(4)(7)	USD	1,054	144,932
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(2)(4)(7)	USD	2,113	290,567
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(2)(4)(7)	USD	3,178	389,244
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(2)(4)(7)	USD	3,185	390,186
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(2)(4)(7)	USD	1,500	183,729
Times China Holdings Ltd.:
5.55%, 6/4/24(2)(7)	USD	17,720	664,500
6.75%, 7/16/23(2)(7)	USD	3,803	149,382
Yanlord Land HK Co. Ltd., 5.125%, 5/20/26(2)	USD	1,200	1,162,806
			$ 28,369,480
Colombia — 1.5%
ABRA Global Finance, 14.00%, (6.00% cash and 8.00% PIK), 10/22/29(1)	USD	13,651	$ 9,299,994
Banco Davivienda SA, 6.65% to 4/22/31(2)(5)(8)	USD	4,541	3,880,562

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Colombia (continued)
Banco de Occidente SA, 10.875% to 5/13/29, 8/13/34(2)(8)	USD	13,226	$ 14,614,730
Bancolombia SA, 8.625% to 6/24/29, 12/24/34(8)	USD	9,620	9,992,736
Canacol Energy Ltd., 5.75%, 11/24/28(2)	USD	14,250	6,627,250
			$ 44,415,272
Costa Rica — 0.0%†
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/31(1)	USD	749	$ 795,891
			$ 795,891
Cyprus — 0.0%†
Bank of Cyprus PLC, 11.875% to 12/21/28(2)(5)(8)	EUR	359	$ 476,155
			$ 476,155
Georgia — 1.2%
Bank of Georgia JSC:
9.50% to 7/16/29(1)(5)(8)	USD	205	$ 201,882
9.50% to 7/16/29(2)(5)(8)	USD	15,456	15,228,736
TBC Bank JSC:
8.894% to 11/6/26(2)(5)(8)	USD	7,668	7,389,830
10.25% to 7/30/29(2)(5)(8)	USD	12,916	12,681,216
			$ 35,501,664
Ghana — 0.9%
Kosmos Energy Ltd.:
7.50%, 3/1/28(2)	USD	9,063	$ 7,744,794
8.75%, 10/1/31(2)	USD	16,665	13,473,493
Tullow Oil PLC, 10.25%, 5/15/26(2)	USD	6,207	4,914,392
			$ 26,132,679
Greece — 0.5%
Alpha Services & Holdings SA, 7.50% to 6/10/30(2)(5)(8)	EUR	13,188	$ 15,499,948
			$ 15,499,948
Guyana — 0.1%
Secure International Finance Co., Inc., 10.00%, 6/3/29(1)	USD	3,520	$ 3,537,600
			$ 3,537,600
Hong Kong — 1.1%
CAS Capital No. 1 Ltd., 4.00% to 7/12/26(2)(5)(8)	USD	15,269	$ 14,625,785
NWD Finance BVI Ltd.:
4.125% to 3/10/28(2)(5)(8)	USD	3,241	1,187,327
Security	Principal Amount (000's omitted)		Value
Hong Kong (continued)
NWD Finance BVI Ltd.: (continued)
4.80% to 5/30/25(2)(5)(8)	USD	619	$ 177,874
Yuexiu REIT MTN Co. Ltd., 2.65%, 2/2/26(2)	USD	16,132	15,688,147
			$ 31,679,133
Hungary — 0.8%
MBH Bank Nyrt:
5.25% to 1/29/29, 1/29/30(2)(8)	EUR	5,666	$ 6,456,090
6.875% to 5/8/30, 11/8/35(2)(8)(9)	EUR	2,500	2,817,994
8.625% to 10/19/26, 10/19/27(2)(8)	EUR	826	996,653
OTP Bank Nyrt:
7.30% to 1/30/30, 7/30/35(2)(8)	USD	4,945	4,991,871
8.75% to 2/15/28, 5/15/33(2)(8)	USD	7,428	7,878,805
			$ 23,141,413
India — 1.0%
Greenko Wind Projects Mauritius Ltd., 7.25%, 9/27/28(1)	USD	1,000	$ 968,440
Piramal Finance Ltd., 7.80%, 1/29/28(2)	USD	8,155	8,020,077
Vedanta Resources Finance II PLC:
9.475%, 7/24/30(1)	USD	5,175	4,758,472
9.85%, 4/24/33(1)	USD	1,996	1,811,683
10.25%, 6/3/28(1)	USD	6,750	6,662,108
11.25%, 12/3/31(1)	USD	6,750	6,653,870
			$ 28,874,650
Indonesia — 0.1%
Pakuwon Jati Tbk. PT, 4.875%, 4/29/28(2)	USD	3,004	$ 2,861,954
			$ 2,861,954
Kazakhstan — 1.6%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(1)	KZT	7,365,500	$ 13,457,107
ForteBank JSC, 7.75%, 2/4/30(1)	USD	20,948	20,503,974
Kaspi.KZ JSC, 6.25%, 3/26/30(2)	USD	15,013	14,722,488
			$ 48,683,569
Luxembourg — 0.5%
FORESEA Holding SA, 7.50%, 6/15/30(2)	USD	16,674	$ 15,870,349
			$ 15,870,349
Mexico — 3.6%
Alpha Holding SA de CV:
9.00%, 2/10/25(2)(7)	USD	8,785	$ 65,890

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Mexico (continued)
Alpha Holding SA de CV: (continued)
10.00%, 12/19/22(2)(7)	USD	5,495	$ 68,682
Banco Mercantil del Norte SA/Grand Cayman, 8.375% to 5/20/31(1)(5)(8)	USD	19,894	19,609,052
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/17/28, 1/18/33(2)(8)	USD	7,509	7,110,490
8.45% to 6/29/33, 6/29/38(1)(8)	USD	1,046	1,086,993
8.45% to 6/29/33, 6/29/38(2)(8)	USD	9,687	10,066,630
El Puerto de Liverpool SAB de CV, 6.658%, 1/22/37(1)	USD	11,488	11,594,613
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB, 13.00% to 9/12/27, (11.00% cash and 2.00% PIK), 9/12/30(2)(4)	USD	13,774	13,305,607
Grupo Aeromexico SAB de CV:
8.625%, 11/15/31(2)	USD	764	708,801
8.625%, 11/15/31(1)	USD	16,572	15,374,680
Petroleos Mexicanos:
4.50%, 1/23/26	USD	5,656	5,526,897
6.875%, 8/4/26	USD	3,388	3,347,188
Total Play Telecomunicaciones SA de CV:
10.50%, 12/31/28(2)	USD	822	735,542
10.50%, 12/31/28(1)	USD	12,537	11,218,362
11.125%, 12/31/32(1)	USD	10,204	9,225,200
			$ 109,044,627
Mongolia — 0.1%
Golomt Bank, 11.00%, 5/20/27(2)	USD	3,845	$ 3,856,218
			$ 3,856,218
Nigeria — 0.5%
Access Bank PLC, 6.125%, 9/21/26(2)	USD	14,444	$ 13,931,491
			$ 13,931,491
Panama — 0.1%
AES Panama Generation Holdings SRL, 4.375%, 5/31/30(2)	USD	1,796	$ 1,571,664
			$ 1,571,664
Paraguay — 0.4%
Frigorifico Concepcion SA:
7.70%, 7/21/28(2)	USD	2,378	$ 1,773,060
7.70%, 7/21/28(1)	USD	3,380	2,520,162
Itau BBA International PLC, 9.03%, 2/19/30	PYG	55,450,500	7,539,604
			$ 11,832,826
Security	Principal Amount (000's omitted)		Value
Peru — 1.4%
Auna SA, 10.00%, 12/15/29(1)	USD	14,521	$ 15,562,634
Camposol SA, 6.00%, 2/3/27(2)	USD	7,933	7,476,504
Peru LNG SRL, 5.375%, 3/22/30(2)	USD	6,788	6,145,393
Petroleos del Peru SA, 5.625%, 6/19/47(2)	USD	16,210	9,999,299
Telefonica del Peru SAA, 7.375%, 4/10/27(2)	PEN	25,500	2,434,799
			$ 41,618,629
Russia — 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd., 6.00% to 12/20/26(2)(5)(7)(8)(10)	USD	4,509	$ 0
			$ 0
Saint Lucia — 0.6%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	USD	18,692	$ 18,749,695
			$ 18,749,695
Singapore — 0.0%†
Puma International Financing SA, 7.75%, 4/25/29(2)	USD	1,334	$ 1,325,146
			$ 1,325,146
Supranational — 0.3%
European Bank for Reconstruction & Development:
17.20%, 4/9/26(2)	USD	6,300	$ 6,205,701
17.35%, 3/1/27(2)	USD	1,854	1,797,379
			$ 8,003,080
Togo — 0.5%
Ecobank Transnational, Inc.:
10.125%, 10/15/29(2)	USD	6,621	$ 6,825,506
10.125%, 10/15/29(1)	USD	7,744	8,014,169
			$ 14,839,675
Tunisia — 0.1%
Tunisian Republic, 3.28%, 8/9/27	JPY	600,000	$ 3,785,904
			$ 3,785,904
Turkey — 1.6%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(2)	USD	7,796	$ 7,602,045
Limak Yenilenebilir Enerji AS, 9.625%, 8/12/30(1)	USD	10,572	10,297,921

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Turkey (continued)
WE Soda Investments Holding PLC, 9.50%, 10/6/28(2)	USD	12,315	$ 12,616,348
Zorlu Enerji Elektrik Uretim AS, 11.00%, 4/23/30(2)	USD	19,169	17,601,182
			$ 48,117,496
Ukraine — 0.2%
Kernel Holding SA, 6.75%, 10/27/27(2)	USD	7,237	$ 6,507,001
			$ 6,507,001
United Arab Emirates — 0.4%
Ittihad International Ltd., 9.75%, 11/9/28(2)	USD	12,628	$ 12,987,345
			$ 12,987,345
United Kingdom — 0.8%
Avianca Midco 2 PLC:
9.00%, 12/1/28(1)	USD	20,290	$ 18,286,763
9.625%, 2/14/30(1)	USD	4,974	4,349,166
			$ 22,635,929
Uzbekistan — 2.8%
Ipoteka-Bank ATIB:
5.50%, 11/19/25(2)	USD	576	$ 571,680
20.50%, 4/25/27(2)	UZS	261,810,000	20,902,696
Jscb Agrobank, 9.25%, 10/2/29(2)	USD	22,358	23,105,764
Uzbek Industrial & Construction Bank ATB:
19.95%, 4/25/28(2)	UZS	187,440,000	14,507,560
21.00%, 7/24/27(2)	UZS	317,410,000	25,058,374
			$ 84,146,074
Venezuela — 0.9%
Petroleos de Venezuela SA:
5.375%, 4/12/27(2)(7)	USD	35,423	$ 4,197,649
5.50%, 4/12/37(2)(7)	USD	12,934	1,532,620
6.00%, 10/28/22(2)(7)	USD	15,425	1,696,724
6.00%, 5/16/24(2)(7)	USD	36,986	4,382,813
6.00%, 11/15/26(2)(7)	USD	18,243	2,161,789
8.50%, 10/27/20(1)(7)	USD	149	139,590
8.50%, 10/27/20(2)(7)	USD	7,839	7,368,660
9.00%, 11/17/21(2)(7)	USD	19,241	2,501,356
9.75%, 5/17/35(2)(7)	USD	18,355	2,386,128
Security	Principal Amount (000's omitted)		Value
Venezuela (continued)
Petroleos de Venezuela SA: (continued)
12.75%, 2/17/22(2)(7)	USD	14,879	$ 2,045,794
			$ 28,413,123
Total Foreign Corporate Bonds (identified cost $968,502,911)			$ 912,218,748

Loan Participation Notes — 0.5%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.5%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(2)(10)(11)	UZS	86,016,955	$ 6,666,764
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(2)(10)(11)	UZS	98,848,575	7,605,141
Total Loan Participation Notes (identified cost $15,795,941)			$ 14,271,905

Senior Floating-Rate Loans — 3.0%(12)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.3%
Provincia De Neuquen:
Term Loan, 11.735%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	$2,683	$ 2,709,756
Term Loan, 11.735%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	2,413	2,437,088
Term Loan, 11.735%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	3,002	3,032,442
		$ 8,179,286
Brazil — 0.4%
Clealco Acucar E Alcool SA, Term Loan, 16.292%, (3 mo. USD Term SOFR + 12.00%), 12/31/25	$11,630	$ 11,630,000
		$ 11,630,000

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Jamaica — 0.5%
Digicel International Finance Ltd., Term Loan, 11.78%, (3 mo. USD Term SOFR + 7.50%), 9.53% cash, 2.25% PIK, 5/25/27	$16,330	$ 16,137,512
		$ 16,137,512
Luxembourg — 0.1%
Zacapa SARL, Term Loan, 8.049%, (3 mo. USD Term SOFR + 3.75%), 3/22/29	$2,328	$ 2,322,203
		$ 2,322,203
Paraguay — 0.5%
Frigorifico Concepcion SA, Term Loan, 9.795%, (3 mo. USD Term SOFR + 5.50%), 12/8/26	$14,610	$ 14,756,100
		$ 14,756,100
Puerto Rico — 0.2%
Coral-US Co-Borrower LLC, Term Loan, 2/2/32(13)	$6,400	$ 6,283,561
		$ 6,283,561
Tanzania — 0.8%
HTA Group Ltd.:
Term Loan, 8.621%, (3 mo. USD Term SOFR + 4.31%), 9/13/28	$1,740	$ 1,740,000
Term Loan, 8.621%, (3 mo. USD Term SOFR + 4.31%), 9/13/28	10,645	10,645,000
PIH Communication LLC, Term Loan, 7.805%, (3 mo. USD Term SOFR + 3.50%), 12/12/29	10,764	10,720,944
		$ 23,105,944
Uzbekistan — 0.2%
Navoi Mining & Metallurgical Co., Term Loan, 9.03%, (3 mo. USD Term SOFR + 4.76%), 4/23/27	$7,225	$ 7,225,028
		$ 7,225,028
Total Senior Floating-Rate Loans (identified cost $89,262,331)		$ 89,639,634

Sovereign Government Bonds — 52.6%
Security	Principal Amount (000's omitted)		Value
Albania — 2.5%
Albania Government International Bonds, 4.75%, 2/14/35(2)	EUR	18,048	$ 19,530,108
Security	Principal Amount (000's omitted)		Value
Albania (continued)
Albanian Government Bonds:
3.70%, 1/10/28	ALL	57,700	$ 680,255
3.90%, 1/22/30	ALL	224,100	2,658,219
4.05%, 2/7/32	ALL	370,100	4,371,141
4.30%, 7/10/27	ALL	615,000	7,265,708
4.70%, 2/23/27	ALL	141,600	1,673,518
4.95%, 7/22/29	ALL	1,882,900	23,205,041
5.25%, 1/26/29	ALL	883,700	10,954,168
5.25%, 1/23/35	ALL	153,200	1,906,398
5.59%, 2/19/40	ALL	136,100	1,626,707
6.13%, 7/25/34	ALL	60,800	773,123
			$ 74,644,386
Angola — 0.6%
Angola Government International Bonds:
8.75%, 4/14/32(2)	USD	1,028	$ 795,911
9.125%, 11/26/49(2)	USD	12,696	8,833,877
9.375%, 5/8/48(2)	USD	10,777	7,609,990
			$ 17,239,778
Argentina — 0.4%
Argentina Treasury Bonds BONCER:
0.00%, 3/31/27	ARS	2,505,937	$ 2,713,596
0.00%, 12/15/27	ARS	2,004,746	2,717,799
Bono Del Tesoro Nacional Capitalizable en Pesos:
2.15%, 6/30/26	ARS	2,505,940	2,146,163
2.60%, 2/13/26	ARS	4,385,376	4,183,711
			$ 11,761,269
Armenia — 1.8%
Republic of Armenia International Bonds, 6.75%, 3/12/35(2)	USD	8,215	$ 7,809,556
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	376,680	973,133
9.25%, 4/29/28	AMD	2,997,750	7,676,408
9.60%, 10/29/33	AMD	11,874,330	30,377,749
9.75%, 10/29/50	AMD	884,427	2,267,854
9.75%, 10/29/52	AMD	953,900	2,438,713
12.50%, 10/29/37	AMD	1,047,550	3,220,173
			$ 54,763,586
Bahamas — 0.5%
Bahamas Government International Bonds:
6.625%, 5/15/33(2)	USD	3,993	$ 3,514,593

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Bahamas (continued)
Bahamas Government International Bonds: (continued)
6.95%, 11/20/29(2)	USD	2,245	$ 2,126,740
8.95%, 10/15/32(2)	USD	9,381	9,481,042
			$ 15,122,375
Barbados — 0.5%
Barbados Government International Bonds, 6.50%, 10/1/29(2)	USD	16,669	$ 15,860,117
			$ 15,860,117
Benin — 1.4%
Benin Government International Bonds:
4.875%, 1/19/32(2)	EUR	4,000	$ 3,976,022
4.95%, 1/22/35(2)	EUR	21,870	20,038,531
6.875%, 1/19/52(2)	EUR	12,493	11,127,562
7.96%, 2/13/38(2)	USD	3,300	2,974,315
8.375%, 1/23/41(2)	USD	4,800	4,396,560
			$ 42,512,990
Bosnia and Herzegovina — 0.0%†
Republic of Srpska Treasury Bonds:
1.50%, 6/9/25	BAM	10	$ 5,640
1.50%, 9/25/26	BAM	84	48,359
			$ 53,999
Cameroon — 1.9%
Republic of Cameroon Government International Bonds:
5.95%, 7/7/32(2)	EUR	19,110	$ 15,866,819
9.50%, 7/31/31(2)	USD	47,348	41,927,660
			$ 57,794,479
Dominican Republic — 1.7%
Dominican Republic Bonds:
8.00%, 1/15/27(2)	DOP	50,040	$ 800,241
8.00%, 2/12/27(2)	DOP	255,750	4,069,057
10.75%, 6/1/36(1)	DOP	976,700	16,844,380
12.00%, 8/8/25(1)	DOP	209,200	3,552,700
12.75%, 9/23/29(1)	DOP	56,800	1,067,109
13.00%, 6/10/34(2)	DOP	421,100	8,495,580
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(2)	DOP	17,280	282,367
12.00%, 10/3/25(1)	DOP	634,070	10,741,927
13.00%, 12/5/25(1)	DOP	37,010	630,509
Security	Principal Amount (000's omitted)		Value
Dominican Republic (continued)
Dominican Republic Central Bank Notes: (continued)
13.00%, 1/30/26(1)	DOP	209,070	$ 3,576,282
			$ 50,060,152
Ecuador — 0.0%†
Ecuador Government International Bonds:
5.00%, 7/31/40(2)	USD	221	$ 99,240
5.00%, 7/31/40(2)	USD	693	312,075
5.00%, 7/31/40(2)	USD	424	190,054
5.00%, 7/31/40(2)	USD	951	426,226
5.00%, 7/31/40(2)	USD	452	203,402
			$ 1,230,997
Egypt — 6.7%
Egypt Government Bonds:
24.458%, 10/1/27	EGP	6,215,642	$ 125,120,899
25.318%, 8/13/27	EGP	527,707	10,761,046
Egypt Government International Bonds:
5.625%, 4/16/30(2)	EUR	3,430	3,354,117
6.375%, 4/11/31(2)	EUR	3,665	3,590,093
7.30%, 9/30/33(2)	USD	4,713	3,820,264
7.903%, 2/21/48(2)	USD	16,257	11,244,682
8.15%, 11/20/59(2)	USD	7,608	5,326,075
8.50%, 1/31/47(2)	USD	12,437	9,082,928
8.625%, 2/4/30(2)	USD	8,245	7,884,817
8.70%, 3/1/49(2)	USD	9,472	7,104,971
8.75%, 9/30/51(2)	USD	6,744	4,996,663
8.875%, 5/29/50(2)	USD	4,373	3,299,969
9.45%, 2/4/33(2)	USD	4,442	4,087,051
			$ 199,673,575
Ethiopia — 1.6%
Ethiopia Government International Bonds:
6.625%, 12/11/24(2)(7)	USD	57,704	$ 48,759,880
6.625%, 12/11/24(1)(7)	USD	244	205,563
			$ 48,965,443
Ghana — 1.6%
Ghana Cocoa Bonds:
13.00%, 8/30/27	GHS	11,360	$ 639,271
13.00%, 8/28/28	GHS	11,360	580,398
Ghana Government International Bonds:
0.00%, 1/3/30(2)	USD	588	446,741
1.50%, 1/3/37(2)	USD	2,976	1,222,598

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Ghana (continued)
Ghana Government International Bonds: (continued)
5.00% to 7/3/28, 7/3/29(2)(14)	USD	2,237	$ 1,910,622
5.00% to 7/3/28, 7/3/35(2)(14)	USD	46,115	31,380,299
Republic of Ghana Government Bonds:
8.35% (5.00% cash and 3.35% PIK), 2/16/27	GHS	35,644	2,111,998
8.50% (5.00% cash and 3.50% PIK), 2/15/28	GHS	28,011	1,502,101
8.65% (5.00% cash and 3.65% PIK), 2/13/29	GHS	15,126	748,268
8.80% (5.00% cash and 3.80% PIK), 2/12/30	GHS	27,261	1,270,718
8.95% (5.00% cash and 3.95% PIK), 2/11/31	GHS	22,668	996,298
9.10% (5.00% cash and 4.10% PIK), 2/10/32	GHS	25,182	1,059,055
9.25% (5.00% cash and 4.25% PIK), 2/8/33	GHS	30,089	1,220,369
9.55% (5.00% cash and 4.55% PIK), 2/6/35	GHS	9,331	356,505
9.70% (5.00% cash and 4.70% PIK), 2/5/36	GHS	15,671	590,063
9.85% (5.00% cash and 4.85% PIK), 2/3/37	GHS	8,403	313,471
10.00% (5.00% cash and 5.00% PIK), 2/2/38	GHS	21,009	779,824
			$ 47,128,599
Guatemala — 0.5%
Guatemala Government International Bonds:
6.55%, 2/6/37(2)	USD	9,421	$ 9,402,795
6.60%, 6/13/36(2)	USD	6,468	6,479,421
			$ 15,882,216
Honduras — 0.8%
Honduras Government International Bonds, 8.625%, 11/27/34(2)	USD	24,930	$ 24,749,257
			$ 24,749,257
Indonesia — 3.8%
Indonesia Treasury Bonds:
6.50%, 7/15/30	IDR	799,548,000	$ 48,012,135
6.50%, 7/15/30	IDR	212,517,000	12,761,454
6.75%, 7/15/35	IDR	905,895,000	54,170,884
			$ 114,944,473
Ivory Coast — 0.9%
Ivory Coast Government International Bonds:
6.625%, 3/22/48(2)	EUR	3,330	$ 2,833,939
8.075%, 4/1/36(2)	USD	24,894	23,129,280
			$ 25,963,219
Jordan — 0.3%
Jordan Government International Bonds:
5.85%, 7/7/30(2)	USD	6,691	$ 6,184,224
Security	Principal Amount (000's omitted)		Value
Jordan (continued)
Jordan Government International Bonds: (continued)
7.375%, 10/10/47(2)	USD	4,141	$ 3,482,115
			$ 9,666,339
Kazakhstan — 0.3%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	1,337,135	$ 2,029,068
5.50%, 9/20/28	KZT	71,033	105,977
10.55%, 7/28/29	KZT	3,752,504	6,374,898
14.00%, 5/12/31	KZT	156,274	294,720
14.00%, 5/19/32	KZT	106,550	200,083
			$ 9,004,746
Lebanon — 1.1%
Lebanon Government International Bonds:
5.80%, 4/14/20(2)(7)	USD	26,538	$ 4,577,805
6.00%, 1/27/23(2)(7)	USD	10,149	1,755,396
6.10%, 10/4/22(2)(7)	USD	27,015	4,646,242
6.15%, 6/19/20(2)(7)	USD	9,396	1,614,937
6.20%, 2/26/25(2)(7)	USD	2,454	424,389
6.25%, 5/27/22(2)(7)	USD	3,397	584,123
6.25%, 11/4/24(2)(7)	USD	1,260	218,015
6.25%, 6/12/25(2)(7)	USD	2,072	359,192
6.375%, 3/9/20(2)(7)	USD	15,666	2,697,000
6.40%, 5/26/23(2)(7)	USD	33,533	5,801,209
6.65%, 4/22/24(2)(7)	USD	8,338	1,439,035
6.75%, 11/29/27(2)(7)	USD	588	101,334
6.85%, 3/23/27(2)(7)	USD	580	99,888
6.85%, 5/25/29(2)(7)	USD	12,649	2,180,608
7.00%, 3/20/28(2)(7)	USD	1,220	211,859
7.00%, 4/22/31(2)(7)	USD	8,908	1,546,901
7.00%, 3/23/32(2)(7)	USD	467	80,545
7.25%, 3/23/37(2)(7)	USD	1,936	336,151
8.25%, 4/12/21(2)(7)	USD	15,249	2,622,447
			$ 31,297,076
Mexico — 3.0%
Mexican Bonos, 7.75%, 11/23/34	MXN	1,922,680	$ 88,694,882
			$ 88,694,882
Mongolia — 0.6%
Mongolia Government International Bonds:
6.625%, 2/25/30(1)	USD	2,000	$ 1,929,323
6.625%, 2/25/30(2)	USD	16,771	16,178,334

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Mongolia (continued)
Mongolia Government International Bonds: (continued)
7.875%, 6/5/29(2)	USD	1,100	$ 1,114,834
			$ 19,222,491
Montenegro — 1.0%
Montenegro Government International Bonds, 4.875%, 4/1/32(2)	EUR	28,410	$ 31,280,395
			$ 31,280,395
Nigeria — 0.4%
Nigeria Government International Bonds:
7.875%, 2/16/32(2)	USD	1,263	$ 1,094,339
9.248%, 1/21/49(2)	USD	469	397,071
10.375%, 12/9/34(2)	USD	10,681	10,114,159
			$ 11,605,569
Paraguay — 1.6%
Paraguay Government Bonds:
7.90%, 2/9/31(1)	PYG	121,909,000	$ 14,971,415
7.90%, 2/9/31(2)	PYG	112,621,000	13,830,773
8.50%, 3/4/35(1)	PYG	117,086,000	14,452,071
Paraguay Government International Bonds, 8.50%, 3/4/35(2)	PYG	44,329,000	5,471,584
			$ 48,725,843
Peru — 0.3%
Peru Government Bonds:
5.40%, 8/12/34	PEN	28,964	$ 7,287,081
7.30%, 8/12/33(1)(2)	PEN	9,655	2,820,606
			$ 10,107,687
Poland — 4.1%
Republic of Poland Government Bonds, 2.00%, 8/25/36(15)	PLN	512,380	$ 122,508,513
			$ 122,508,513
Serbia — 2.0%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	1,125,260	$ 10,639,059
7.00%, 10/26/31	RSD	4,558,460	49,577,219
			$ 60,216,278
Security	Principal Amount (000's omitted)		Value
Seychelles — 0.0%†
Seychelles Government International Bonds, 8.00%, 1/1/26(2)	USD	36	$ 35,838
			$ 35,838
Sri Lanka — 3.0%
Sri Lanka Government Bonds:
9.00%, 6/1/33	LKR	270,000	$ 798,960
10.25%, 9/15/34	LKR	2,230,000	6,856,773
11.00%, 10/15/28	LKR	4,037,400	13,853,672
11.00%, 10/15/30	LKR	1,296,000	4,392,127
11.50%, 12/15/32	LKR	1,444,000	4,921,147
Sri Lanka Government International Bonds:
3.10% to 7/15/27, 1/15/30(1)(14)	USD	10,684	8,784,386
3.35% to 9/15/27, 3/15/33(1)(14)	USD	19,779	13,845,100
3.60% to 12/15/27, 6/15/35(1)(14)	USD	13,355	8,706,242
3.60% to 11/15/27, 5/15/36(1)(14)	USD	9,269	6,511,336
3.60% to 8/15/27, 2/15/38(1)(14)	USD	18,545	13,120,873
4.00%, 4/15/28(1)	USD	9,655	8,919,316
			$ 90,709,932
Suriname — 2.3%
Suriname Government International Bonds:
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(1)	USD	32,041	$ 29,589,791
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(2)	USD	12,957	11,965,978
9.00%, Oil-Linked, 12/31/50(1)	USD	17,277	18,287,704
9.00%, Oil-Linked, 12/31/50(2)	USD	8,373	8,862,820
			$ 68,706,293
Tajikistan — 0.0%†
Republic of Tajikistan International Bonds, 7.125%, 9/14/27(2)	USD	471	$ 461,962
			$ 461,962
Tunisia — 0.5%
Tunisian Republic:
3.50%, 2/3/33	JPY	600,000	$ 3,167,486
4.20%, 3/17/31	JPY	30,000	171,711
4.30%, 8/2/30	JPY	40,000	229,251
6.375%, 7/15/26(2)	EUR	8,931	9,819,528
			$ 13,387,976

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Ukraine — 2.5%
Ukraine Government International Bonds:
0.00% to 2/1/27, 2/1/35(2)(14)	USD	11,553	$ 5,863,217
0.00% to 2/1/27, 2/1/36(2)(14)	USD	11,046	5,687,986
0.00%, GDP-Linked, 8/1/41(2)(16)(17)	USD	75,317	53,806,013
1.75% to 8/1/25, 2/1/29(2)(14)	USD	1,866	1,171,569
1.75% to 8/1/25, 2/1/34(2)(14)	USD	9,314	4,745,483
1.75% to 8/1/25, 2/1/35(2)(14)	USD	2,741	1,368,718
1.75% to 8/1/25, 2/1/36(2)(14)	USD	4,321	2,098,396
			$ 74,741,382
Uzbekistan — 1.6%
National Bank of Uzbekistan, 19.875%, 7/5/27(2)	UZS	175,670,000	$ 13,737,666
Republic of Uzbekistan Bonds:
15.50%, 2/25/28(2)	UZS	162,000,000	12,637,125
16.25%, 10/12/26(2)	UZS	181,050,000	14,233,689
16.625%, 5/29/27(2)	UZS	90,000,000	7,136,293
			$ 47,744,773
Venezuela — 0.7%
Venezuela Government International Bonds:
6.00%, 12/9/20(2)(7)	USD	14,745	$ 1,916,850
7.00%, 12/1/18(2)(7)	USD	4,595	614,581
7.00%, 3/31/38(2)(7)	USD	4,969	770,118
7.65%, 4/21/25(2)(7)	USD	10,504	1,549,340
7.75%, 10/13/19(2)(7)	USD	15,543	2,205,149
8.25%, 10/13/24(2)(7)	USD	24,914	3,674,771
9.00%, 5/7/23(2)(7)	USD	9,199	1,368,351
9.25%, 9/15/27(7)	USD	18,240	3,237,600
9.25%, 5/7/28(2)(7)	USD	7,024	1,158,960
9.375%, 1/13/34(7)	USD	2,683	570,138
11.75%, 10/21/26(2)(7)	USD	5,305	981,369
11.95%, 8/5/31(2)(7)	USD	7,625	1,277,137
12.75%, 8/23/22(2)(7)	USD	14,228	2,409,867
			$ 21,734,231
Zambia — 0.1%
Zambia Government International Bonds, 0.50%, 12/31/53(2)	USD	2,740	$ 1,565,674
			$ 1,565,674
Total Sovereign Government Bonds (identified cost $1,544,008,227)			$1,579,768,790

Sovereign Loans — 2.9%
Borrower/Description	Principal Amount (000's omitted)		Value
Bahamas — 0.8%
Commonwealth of the Bahamas, 9.447%, (3 mo. EURIBOR + 6.85%), 11/24/28	EUR	21,080	$ 24,413,024
			$ 24,413,024
Ivory Coast — 0.0%†
Republic of Ivory Coast, Term Loan, 8.312%, (6 mo. EURIBOR + 5.75%), 1/6/28(3)	EUR	630	$ 717,268
			$ 717,268
Kenya — 0.0%†
Government of Kenya, Term Loan, 11.163%, (6 mo. USD Term SOFR + 6.45%), 6/29/25(3)	USD	196	$ 199,109
			$ 199,109
Tanzania — 2.1%
Government of the United Republic of Tanzania:
Term Loan, 9.682%, (6 mo. USD Term SOFR + 5.45%), 2/27/31(3)	USD	40,200	$ 39,647,250
Term Loan, 10.862%, (6 mo. USD Term SOFR + 6.30%), 4/28/31(3)	USD	22,069	21,493,577
			$ 61,140,827
Total Sovereign Loans (identified cost $86,194,052)			$ 86,470,228

Short-Term Investments — 3.7%
Affiliated Fund — 1.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(18)	33,429,404	$ 33,429,404
Total Affiliated Fund (identified cost $33,429,404)		$ 33,429,404

Sovereign Government Securities — 1.3%
Security	Principal Amount (000's omitted)		Value
Albania — 0.1%
Albanian Treasury Bills, 0.00%, 3/12/26	ALL	149,800	$ 1,681,509
			$ 1,681,509

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Nigeria — 1.2%
Nigeria OMO Bills:
0.00%, 5/20/25	NGN	9,256,216	$ 5,708,744
0.00%, 5/27/25	NGN	18,642,267	11,429,379
0.00%, 6/10/25	NGN	1,121,950	680,058
0.00%, 6/17/25	NGN	8,362,528	5,040,826
0.00%, 8/19/25	NGN	4,876,036	2,804,893
0.00%, 9/30/25	NGN	5,111,786	2,866,639
0.00%, 10/7/25	NGN	12,345,875	6,896,463
0.00%, 2/24/26	NGN	234,269	119,846
0.00%, 2/25/26	NGN	1,258,602	647,438
			$ 36,194,286
Total Sovereign Government Securities (identified cost $39,093,223)			$ 37,875,795

U.S. Treasury Obligations — 1.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/15/25(19)	$7,680	$ 7,667,426
0.00%, 5/22/25(19)	30,000	29,925,839
0.00%, 5/29/25(19)	2,700	2,691,149
Total U.S. Treasury Obligations (identified cost $40,284,764)		$ 40,284,414
Total Short-Term Investments (identified cost $112,807,391)		$ 111,589,613

Total Purchased Options — 0.0%† (identified cost $721,745)	$ 897,145
Total Investments — 93.4% (identified cost $2,830,737,023)	$2,807,996,463
Other Assets, Less Liabilities — 6.6%	$ 197,712,872
Net Assets — 100.0%	$3,005,709,335
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $490,720,585 or 16.3% of the Fund's net assets.
(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2025, the aggregate value of these securities is $1,272,149,014 or 42.3% of the Fund's net assets.
(3)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2025.
(4)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(6)	Variable rate security whose coupon rate is linked to the issuer’s mining activity revenue. The coupon rate shown represents the rate in effect at April 30, 2025.
(7)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	When-issued security.
(10)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(11)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	This Senior Loan will settle after April 30, 2025, at which time the interest rate will be determined.
(14)	Step coupon security. Interest rate represents the rate in effect at April 30, 2025.
(15)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(16)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(17)	Non-income producing security.

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

(18)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2025.
(19)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.0%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	42,300,000	INR	85.50	1/25/29	$437,593
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	22,600,000	INR	85.50	1/25/29	233,797
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	21,770,000	INR	85.50	1/30/29	225,755
Total							$897,145
(1)	Amount is less than 0.05%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
CLP	28,106,784,000	USD	29,128,314	6/18/25	$ 545,703
CLP	234,216,000	USD	242,244	6/18/25	5,032
CLP	234,000,000	USD	242,071	6/18/25	4,977
CLP	234,000,000	USD	242,414	6/18/25	4,634
CLP	234,000,000	USD	242,525	6/18/25	4,523
CLP	234,000,000	USD	242,538	6/18/25	4,510
COP	312,450,435	USD	74,132	6/18/25	(654)
EUR	13,689,721	USD	14,756,013	6/18/25	794,284
EUR	13,156,102	USD	14,180,831	6/18/25	763,323
EUR	6,573,872	USD	7,134,939	6/18/25	332,391
EUR	4,638,060	USD	5,033,909	6/18/25	234,512
EUR	1,839,675	USD	1,982,968	6/18/25	106,739
EUR	709,692	USD	774,439	6/18/25	31,707
IDR	115,370,645,000	USD	6,802,274	6/18/25	156,536
IDR	45,430,061,000	USD	2,735,679	6/18/25	4,525
IDR	22,715,065,000	USD	1,369,038	6/18/25	1,066
IDR	45,432,000,000	USD	2,739,838	6/18/25	483
IDR	11,460,000,000	USD	692,991	6/18/25	(1,759)
IDR	102,483,664,832	USD	6,185,639	6/18/25	(4,133)
IDR	67,820,000,000	USD	4,096,276	6/18/25	(5,578)
IDR	93,769,644,085	USD	5,662,863	6/18/25	(6,961)
IDR	36,263,000,000	USD	2,194,751	6/18/25	(7,477)
IDR	63,525,000,000	USD	3,840,689	6/18/25	(9,053)
IDR	84,775,000,000	USD	5,127,130	6/18/25	(13,758)
INR	3,888,000,000	USD	45,153,019	6/18/25	650,548
INR	2,792,000,000	USD	32,404,828	6/18/25	487,034
INR	1,828,000,000	USD	21,229,894	6/18/25	305,322
INR	967,000,000	USD	11,233,736	6/18/25	158,252
INR	775,000,000	USD	8,999,071	6/18/25	131,012

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
INR	776,000,000	USD	9,013,299	6/18/25	$ 128,565
INR	776,000,000	USD	9,013,812	6/18/25	128,052
INR	582,000,000	USD	6,759,582	6/18/25	96,816
INR	582,000,000	USD	6,762,331	6/18/25	94,067
INR	399,000,000	USD	4,629,307	6/18/25	71,213
INR	205,400,000	USD	2,384,214	6/18/25	35,553
PEN	1,376,232	USD	376,277	6/18/25	(1,423)
PEN	28,696,109	USD	7,843,682	6/18/25	(27,520)
PEN	31,030,933	USD	8,499,530	6/18/25	(47,416)
TWD	1,060,830,000	USD	32,404,619	6/18/25	953,865
TWD	533,000,000	USD	16,269,593	6/18/25	490,936
TWD	485,000,000	USD	14,820,021	6/18/25	431,117
TWD	323,000,000	USD	9,882,542	6/18/25	274,402
TWD	323,000,000	USD	9,899,776	6/18/25	257,167
TWD	323,000,000	USD	9,906,760	6/18/25	250,183
TWD	116,110,000	USD	3,544,326	6/18/25	106,828
TWD	64,400,000	USD	1,970,389	6/18/25	54,710
USD	147,485	EUR	135,155	6/18/25	(6,038)
USD	397,645	EUR	364,400	6/18/25	(16,281)
USD	2,403,700	EUR	2,202,738	6/18/25	(98,413)
USD	2,269,551	EUR	2,105,549	6/18/25	(122,165)
USD	3,908,602	EUR	3,581,822	6/18/25	(160,027)
USD	4,894,919	EUR	4,510,000	6/18/25	(228,037)
USD	6,978,026	EUR	6,394,626	6/18/25	(285,696)
USD	9,735,386	EUR	8,921,456	6/18/25	(398,589)
USD	7,529,644	EUR	6,985,540	6/18/25	(405,304)
USD	10,198,985	EUR	9,346,296	6/18/25	(417,569)
USD	11,910,002	EUR	10,914,262	6/18/25	(487,622)
USD	9,856,277	EUR	9,144,047	6/18/25	(530,542)
USD	13,640,411	EUR	12,500,000	6/18/25	(558,469)
USD	14,356,371	EUR	13,156,102	6/18/25	(587,782)
USD	15,192,150	EUR	13,997,492	6/18/25	(707,747)
USD	23,003,190	EUR	21,080,000	6/18/25	(941,803)
USD	30,390,716	EUR	28,000,896	6/18/25	(1,415,794)
USD	42,765,495	EUR	39,190,071	6/18/25	(1,750,916)
USD	56,193,704	EUR	51,495,610	6/18/25	(2,300,697)
USD	78,009,743	EUR	71,487,711	6/18/25	(3,193,895)
USD	104,972,875	EUR	96,196,581	6/18/25	(4,297,826)
USD	43,009,674	IDR	707,801,601,000	6/18/25	317,216
USD	36,390,305	IDR	600,787,000,000	6/18/25	152,645
USD	6,450,208	IDR	105,577,000,000	6/18/25	82,121
USD	6,641,321	IDR	108,915,000,000	6/18/25	71,896
USD	6,874,043	IDR	112,816,790,832	6/18/25	69,274
USD	15,765,505	IDR	260,268,000,000	6/18/25	66,924

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	5,863,877	IDR	96,500,644,085	6/18/25	$ 43,249
USD	14,406,957	IDR	238,147,000,000	6/18/25	42,648
USD	4,961,436	IDR	81,911,000,000	6/18/25	20,811
USD	2,149,473	IDR	35,485,000,000	6/18/25	9,124
USD	1,964,186	IDR	32,468,000,000	6/18/25	5,814
USD	2,276,413	IDR	38,380,317,867	6/18/25	(38,572)
USD	2,134,077	IDR	36,080,833,752	6/18/25	(42,210)
USD	2,844,434	IDR	47,911,649,079	6/18/25	(45,452)
USD	3,267,881	IDR	55,237,000,000	6/18/25	(63,848)
USD	3,462,403	IDR	58,525,000,000	6/18/25	(67,648)
USD	6,243,071	INR	535,000,000	6/18/25	(59,631)
USD	54,253,156	PEN	198,534,000	6/18/25	177,051
USD	21,756,396	PEN	79,414,000	6/18/25	125,845
USD	32,506,754	PEN	119,121,000	6/18/25	60,927
USD	6,468,268	PEN	23,615,000	6/18/25	36,084
USD	6,217,959	PEN	22,754,000	6/18/25	20,292
USD	2,493,600	PEN	9,102,000	6/18/25	14,424
USD	2,725,310	PEN	9,973,000	6/18/25	8,894
USD	3,725,474	PEN	13,652,000	6/18/25	6,983
USD	1,092,833	PEN	3,989,000	6/18/25	6,321
USD	1,356,507	PEN	4,964,000	6/18/25	4,427
USD	544,088	PEN	1,986,000	6/18/25	3,147
USD	1,632,965	PEN	5,984,000	6/18/25	3,061
USD	812,662	PEN	2,978,000	6/18/25	1,523
USD	925,878	PEN	3,402,000	6/18/25	(749)
USD	1,860,393	PEN	6,835,735	6/18/25	(1,504)
USD	5,289,537	PEN	19,429,000	6/18/25	(2,476)
USD	4,244,363	PEN	15,595,274	6/18/25	(3,432)
USD	4,868,832	PEN	17,910,000	6/18/25	(9,441)
USD	6,095,430	PEN	22,419,600	6/18/25	(11,155)
USD	37,033,036	PEN	136,072,336	6/18/25	(29,946)
USD	5,047,609	TWD	165,660,000	6/18/25	(161,677)
USD	5,903,921	TWD	195,000,000	6/18/25	(227,980)
BRL	557,000,000	USD	93,585,134	7/1/25	3,263,588
TWD	434,100,000	USD	13,931,322	4/28/26	215,277
TWD	311,499,880	USD	9,988,452	4/28/26	162,812
TWD	329,400,000	USD	10,577,016	4/28/26	157,584
					$(6,552,116)

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	12,479,323	KZT	6,601,562,059	Citibank, N.A.	5/2/25	$ —	$ (353,696)
KES	12,274,550	USD	83,785	Citibank, N.A.	5/5/25	11,045	—
KES	204,927,256	USD	1,423,106	Standard Chartered Bank	5/5/25	160,108	—
KES	204,927,256	USD	1,439,096	Standard Chartered Bank	5/5/25	144,118	—
KES	204,927,256	USD	1,585,511	Standard Chartered Bank	5/5/25	—	(2,297)
USD	2,882,155	EUR	2,530,721	Standard Chartered Bank	5/5/25	15,226	—
USD	702,919	KES	108,600,903	Standard Chartered Bank	5/5/25	—	(136,103)
USD	702,919	KES	108,600,903	Standard Chartered Bank	5/5/25	—	(136,103)
USD	1,407,467	KES	204,927,256	Standard Chartered Bank	5/5/25	—	(175,747)
KZT	1,366,808,505	USD	2,690,351	Deutsche Bank AG	5/6/25	—	(34,121)
KZT	2,563,424,286	USD	4,848,084	JPMorgan Chase Bank, N.A.	5/6/25	133,627	—
EUR	2,487,525	USD	2,829,950	UBS AG	5/8/25	—	(11,445)
KZT	2,425,000,000	USD	4,642,926	Bank of America, N.A.	5/8/25	67,081	—
EUR	6,507,681	USD	7,161,035	Bank of America, N.A.	5/9/25	212,980	—
EUR	3,690,864	USD	4,005,330	Citibank, N.A.	5/9/25	176,879	—
EUR	454,345	USD	515,799	Standard Chartered Bank	5/9/25	—	(969)
EUR	2,530,721	USD	2,882,852	Standard Chartered Bank	5/9/25	—	(15,229)
EUR	2,081,933	USD	2,299,349	UBS AG	5/9/25	59,741	—
EUR	452,938	USD	514,622	UBS AG	5/9/25	—	(1,386)
USD	5,958,448	EUR	5,253,000	Citibank, N.A.	5/9/25	6,144	—
USD	124,034	EUR	110,203	HSBC Bank USA, N.A.	5/9/25	—	(840)
USD	2,830,117	EUR	2,487,525	UBS AG	5/9/25	11,441	—
USD	795,311	EUR	697,522	UBS AG	5/9/25	4,932	—
USD	281,010	EUR	250,482	UBS AG	5/9/25	—	(2,817)
USD	464,324	EUR	414,135	UBS AG	5/9/25	—	(4,943)
USD	577,038	EUR	514,265	UBS AG	5/9/25	—	(5,689)
USD	2,245,036	EUR	2,045,604	UBS AG	5/9/25	—	(72,888)
USD	7,967,755	EUR	7,259,807	UBS AG	5/9/25	—	(258,513)
USD	8,650,807	EUR	7,886,740	UBS AG	5/9/25	—	(285,853)
KZT	632,879,458	USD	1,215,206	Bank of America, N.A.	5/12/25	12,614	—
TRY	382,898,992	USD	9,828,586	Standard Chartered Bank	5/12/25	35,879	—
USD	9,224,185	TRY	382,898,992	Standard Chartered Bank	5/12/25	—	(640,280)
KZT	1,626,325,077	USD	3,192,315	JPMorgan Chase Bank, N.A.	5/14/25	—	(38,957)
USD	32,504,396	INR	2,821,760,000	Standard Chartered Bank	5/15/25	—	(854,718)
KZT	3,220,311,815	USD	6,186,364	Deutsche Bank AG	5/16/25	54,090	—
KZT	2,854,239,565	USD	5,587,236	Bank of America, N.A.	5/19/25	—	(60,898)
KZT	1,374,777,366	USD	2,700,938	Goldman Sachs International	5/19/25	—	(39,113)
KZT	5,098,763,186	USD	10,017,216	Goldman Sachs International	5/19/25	—	(145,064)
RUB	114,649,502	USD	1,188,078	JPMorgan Chase Bank, N.A.	5/19/25	196,362	—
RUB	69,146,125	USD	712,847	JPMorgan Chase Bank, N.A.	5/19/25	122,121	—
USD	6,466,505	EGP	343,694,759	Goldman Sachs International	5/19/25	—	(250,481)
USD	5,836,442	KZT	2,999,931,274	Goldman Sachs International	5/19/25	28,018	—
USD	6,560,147	KZT	3,445,717,228	Goldman Sachs International	5/19/25	—	(111,402)
USD	2,054,730	RUB	183,795,627	JPMorgan Chase Bank, N.A.	5/19/25	—	(164,677)

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	3,247,519,317	USD	6,214,159	Bank of America, N.A.	5/27/25	$ 59,348	$ —
KZT	6,188,083,149	USD	11,832,804	Citibank, N.A.	5/27/25	121,238	—
KZT	735,516,465	USD	1,422,044	Citibank, N.A.	5/27/25	—	(1,184)
RUB	444,443,619	USD	4,894,080	JPMorgan Chase Bank, N.A.	5/27/25	442,822	—
RUB	113,175,595	USD	1,223,520	JPMorgan Chase Bank, N.A.	5/27/25	135,498	—
RUB	111,340,315	USD	1,223,520	JPMorgan Chase Bank, N.A.	5/27/25	113,460	—
USD	2,311,400	EGP	120,169,708	HSBC Bank USA, N.A.	5/27/25	—	(28,300)
USD	844,132	RUB	74,030,379	JPMorgan Chase Bank, N.A.	5/27/25	—	(44,829)
USD	1,688,264	RUB	146,878,974	JPMorgan Chase Bank, N.A.	5/27/25	—	(75,466)
USD	2,272,807	RUB	200,347,916	JPMorgan Chase Bank, N.A.	5/27/25	—	(132,981)
USD	2,752,247	RUB	247,702,260	JPMorgan Chase Bank, N.A.	5/27/25	—	(222,174)
KZT	1,626,325,077	USD	3,179,832	JPMorgan Chase Bank, N.A.	5/28/25	—	(39,015)
RUB	44,878,711	USD	489,408	JPMorgan Chase Bank, N.A.	5/28/25	49,122	—
USD	498,930	RUB	44,878,711	JPMorgan Chase Bank, N.A.	5/28/25	—	(39,601)
KZT	2,846,460,000	USD	5,476,068	JPMorgan Chase Bank, N.A.	5/30/25	17,996	—
KZT	2,846,460,000	USD	5,479,230	JPMorgan Chase Bank, N.A.	5/30/25	14,833	—
USD	6,016,408	KZT	3,093,336,293	Deutsche Bank AG	5/30/25	45,839	—
USD	2,406,563	KZT	1,242,989,941	Deutsche Bank AG	5/30/25	7,420	—
RUB	115,316,755	USD	1,223,520	JPMorgan Chase Bank, N.A.	6/3/25	154,484	—
USD	1,277,748	RUB	115,316,755	JPMorgan Chase Bank, N.A.	6/3/25	—	(100,256)
KZT	1,626,325,077	USD	3,172,389	JPMorgan Chase Bank, N.A.	6/5/25	—	(38,694)
UZS	22,317,443,000	USD	1,556,036	JPMorgan Chase Bank, N.A.	6/9/25	145,811	—
RUB	234,019,634	USD	2,557,592	ICBC Standard Bank plc	6/16/25	216,456	—
RUB	232,536,000	USD	2,557,589	ICBC Standard Bank plc	6/16/25	198,872	—
RUB	232,357,000	USD	2,557,589	ICBC Standard Bank plc	6/16/25	196,750	—
USD	2,616,455	RUB	229,201,485	ICBC Standard Bank plc	6/16/25	—	(100,479)
USD	2,667,913	RUB	236,643,920	ICBC Standard Bank plc	6/16/25	—	(137,243)
USD	2,604,103	RUB	233,067,229	ICBC Standard Bank plc	6/16/25	—	(158,655)
RUB	229,927,699	USD	2,557,594	ICBC Standard Bank plc	6/17/25	166,304	—
USD	2,624,745	RUB	229,927,699	ICBC Standard Bank plc	6/17/25	—	(99,152)
EGP	361,598,476	USD	6,909,965	Citibank, N.A.	6/18/25	59,192	—
EGP	251,434,617	USD	4,555,011	Standard Chartered Bank	6/18/25	290,937	—
EGP	209,229,000	USD	3,769,922	Standard Chartered Bank	6/18/25	262,589	—
EGP	207,087,344	USD	3,840,315	Standard Chartered Bank	6/18/25	150,919	—
EGP	108,470,000	USD	2,040,844	Standard Chartered Bank	6/18/25	49,719	—
EUR	87,153,392	PLN	377,233,000	Barclays Bank PLC	6/18/25	—	(682,850)
EUR	100,430,642	PLN	423,232,301	JPMorgan Chase Bank, N.A.	6/18/25	2,243,909	—
EUR	10,863,855	PLN	45,679,524	JPMorgan Chase Bank, N.A.	6/18/25	269,858	—
EUR	3,007,746	PLN	12,721,973	UBS AG	6/18/25	54,834	—
EUR	3,240,084	PLN	13,970,000	UBS AG	6/18/25	—	(11,034)
MXN	21,000,000	USD	1,028,077	Bank of America, N.A.	6/18/25	36,465	—
MXN	981,522,500	USD	46,963,923	Goldman Sachs International	6/18/25	2,791,890	—
MXN	596,940,000	USD	29,191,648	Goldman Sachs International	6/18/25	1,068,723	—
MXN	712,000,000	USD	34,110,332	Standard Chartered Bank	6/18/25	1,982,716	—

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MXN	611,000,000	USD	29,655,947	Standard Chartered Bank	6/18/25	$ 1,317,160	$ —
MXN	91,937,000	USD	4,404,526	Standard Chartered Bank	6/18/25	255,988	—
MXN	575,102,900	USD	27,506,356	UBS AG	6/18/25	1,647,038	—
MYR	57,303,000	USD	12,966,240	Barclays Bank PLC	6/18/25	336,894	—
MYR	21,036,000	USD	4,760,353	Barclays Bank PLC	6/18/25	123,243	—
MYR	23,000,000	USD	5,198,915	Goldman Sachs International	6/18/25	140,632	—
MYR	57,087,000	USD	12,936,098	State Street Bank and Trust Company	6/18/25	316,891	—
MYR	15,600,000	USD	3,541,591	State Street Bank and Trust Company	6/18/25	80,015	—
PLN	10,400,000	EUR	2,479,750	Goldman Sachs International	6/18/25	—	(68,644)
PLN	87,000,000	EUR	20,594,928	Goldman Sachs International	6/18/25	—	(404,826)
PLN	83,311,414	EUR	19,797,446	Goldman Sachs International	6/18/25	—	(473,641)
PLN	196,521,586	EUR	46,633,466	JPMorgan Chase Bank, N.A.	6/18/25	—	(1,041,926)
PLN	27,581,960	EUR	6,467,330	UBS AG	6/18/25	—	(57,959)
SGD	26,556,000	USD	19,822,378	Barclays Bank PLC	6/18/25	559,948	—
SGD	39,000,000	USD	29,317,952	BNP Paribas	6/18/25	615,423	—
SGD	947,917	USD	705,763	Citibank, N.A.	6/18/25	21,785	—
SGD	32,455,400	USD	24,350,322	Goldman Sachs International	6/18/25	559,926	—
SGD	55,256,700	USD	41,537,553	Standard Chartered Bank	6/18/25	873,205	—
SGD	22,960,000	USD	17,080,601	Standard Chartered Bank	6/18/25	541,714	—
SGD	6,740,000	USD	5,017,233	Standard Chartered Bank	6/18/25	155,868	—
SGD	2,552,083	USD	1,899,768	UBS AG	6/18/25	59,014	—
USD	5,609,398	EGP	300,551,549	JPMorgan Chase Bank, N.A.	6/18/25	—	(183,190)
USD	7,709,720	EGP	414,015,299	Standard Chartered Bank	6/18/25	—	(269,677)
USD	7,867,086	EGP	423,252,589	Standard Chartered Bank	6/18/25	—	(290,344)
USD	4,461,752	EUR	4,107,625	UBS AG	6/18/25	—	(204,143)
USD	3,492,919	JPY	509,991,699	Goldman Sachs International	6/18/25	—	(92,844)
USD	3,480,889	MXN	68,511,000	Goldman Sachs International	6/18/25	7,897	—
USD	2,757,750	MXN	54,339,000	Goldman Sachs International	6/18/25	3,172	—
USD	2,755,694	MXN	54,340,000	Goldman Sachs International	6/18/25	1,064	—
USD	25,465,895	MXN	517,000,000	Standard Chartered Bank	6/18/25	—	(742,119)
USD	26,551,965	MXN	538,706,500	Standard Chartered Bank	6/18/25	—	(756,406)
USD	44,608,708	MXN	916,361,000	Standard Chartered Bank	6/18/25	—	(1,843,907)
USD	44,543,885	MXN	916,000,000	Standard Chartered Bank	6/18/25	—	(1,890,430)
USD	55,218,775	MXN	1,128,119,568	Standard Chartered Bank	6/18/25	—	(1,968,407)
USD	7,159,798	MYR	32,000,000	Goldman Sachs International	6/18/25	—	(269,138)
USD	12,573,970	MYR	56,266,000	Goldman Sachs International	6/18/25	—	(488,420)
USD	9,554,240	MYR	42,760,000	State Street Bank and Trust Company	6/18/25	—	(372,675)
USD	9,606,792	MYR	43,000,000	State Street Bank and Trust Company	6/18/25	—	(375,840)
USD	671	SGD	880	Citibank, N.A.	6/18/25	—	(4)
USD	8,196,252	SGD	10,742,000	Citibank, N.A.	6/18/25	—	(48,474)
USD	7,626,578	SGD	10,000,000	Citibank, N.A.	6/18/25	—	(48,646)
USD	4,402,800	SGD	5,850,000	Deutsche Bank AG	6/18/25	—	(87,207)
USD	2,891,695	SGD	3,790,000	JPMorgan Chase Bank, N.A.	6/18/25	—	(17,215)
USD	3,111,179	SGD	4,080,000	Standard Chartered Bank	6/18/25	—	(20,313)

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	10,679,018	SGD	14,000,000	Standard Chartered Bank	6/18/25	$ —	$ (66,296)
USD	414	SGD	552	UBS AG	6/18/25	—	(9)
USD	12,967,646	SGD	17,000,000	UBS AG	6/18/25	—	(80,236)
USD	2,534,575	ZAR	49,483,179	Citibank, N.A.	6/18/25	—	(116,495)
USD	1,834,181	ZAR	34,016,821	HSBC Bank USA, N.A.	6/18/25	11,724	—
ZAR	83,500,000	USD	4,454,027	Goldman Sachs International	6/18/25	19,500	—
TRY	120,433,478	USD	2,909,044	Standard Chartered Bank	6/23/25	48,796	—
USD	2,867,441	TRY	120,433,478	Standard Chartered Bank	6/23/25	—	(90,400)
UZS	37,293,170,000	USD	2,605,181	Standard Chartered Bank	6/23/25	226,066	—
TRY	89,745,661	USD	2,129,652	Standard Chartered Bank	6/24/25	72,144	—
USD	2,104,162	TRY	89,745,661	Standard Chartered Bank	6/24/25	—	(97,634)
EGP	429,982,880	USD	8,160,616	Citibank, N.A.	6/25/25	100,455	—
USD	1,164,435	EGP	62,856,210	Standard Chartered Bank	6/25/25	—	(43,194)
UZS	41,728,949,000	USD	2,931,433	ICBC Standard Bank plc	6/26/25	233,569	—
UZS	56,900,277,000	USD	3,987,406	ICBC Standard Bank plc	6/27/25	326,928	—
UZS	57,179,642,717	USD	3,987,423	ICBC Standard Bank plc	6/30/25	343,988	—
USD	94,753,675	BRL	557,000,000	Citibank, N.A.	7/1/25	—	(2,095,047)
UZS	83,440,309,666	USD	5,862,866	ICBC Standard Bank plc	7/1/25	455,820	—
EGP	66,531,783	USD	1,260,310	Citibank, N.A.	7/7/25	11,079	—
EGP	237,918,558	USD	4,345,544	HSBC Bank USA, N.A.	7/8/25	198,789	—
USD	1,164,435	EGP	63,263,762	Standard Chartered Bank	7/9/25	—	(43,350)
EGP	66,843,912	USD	1,229,879	Standard Chartered Bank	7/10/25	45,647	—
UZS	25,018,612,000	USD	1,746,500	Deutsche Bank AG	7/10/25	142,720	—
MXN	734,437,000	USD	35,800,000	JPMorgan Chase Bank, N.A.	7/22/25	1,268,717	—
MXN	433,091,000	USD	20,263,246	Standard Chartered Bank	7/22/25	1,595,848	—
USD	22,679,710	MXN	466,000,000	Citibank, N.A.	7/22/25	—	(840,377)
USD	20,309,550	MXN	433,091,000	JPMorgan Chase Bank, N.A.	7/22/25	—	(1,549,545)
USD	13,056,932	MXN	268,437,000	Standard Chartered Bank	7/22/25	—	(491,698)
UZS	88,677,198,496	USD	6,194,705	Deutsche Bank AG	7/22/25	476,352	—
EGP	292,309,244	USD	5,324,394	Citibank, N.A.	7/24/25	216,488	—
USD	5,371,357	EGP	292,309,244	Standard Chartered Bank	7/24/25	—	(169,525)
KZT	4,003,857,312	USD	7,593,274	JPMorgan Chase Bank, N.A.	7/30/25	—	(48,100)
KZT	1,277,780,032	USD	2,365,339	ICBC Standard Bank plc	8/7/25	33,243	—
EGP	340,469,141	USD	6,236,841	Goldman Sachs International	8/11/25	163,452	—
EGP	964,264,302	USD	17,670,227	Citibank, N.A.	8/12/25	448,452	—
USD	4,024,982	EGP	220,327,521	Standard Chartered Bank	8/12/25	—	(115,007)
USD	10,477,148	EGP	573,100,000	Standard Chartered Bank	8/12/25	—	(291,492)
UZS	12,843,930,000	USD	904,502	ICBC Standard Bank plc	8/29/25	51,455	—
UZS	12,843,931,000	USD	904,502	JPMorgan Chase Bank, N.A.	8/29/25	51,455	—
UZS	12,866,543,000	USD	904,502	JPMorgan Chase Bank, N.A.	9/4/25	51,469	—
UZS	5,925,285,000	USD	415,809	Citibank, N.A.	9/8/25	23,922	—
EGP	361,922,851	USD	6,482,587	Goldman Sachs International	9/11/25	229,172	—
TRY	138,994,119	USD	3,082,960	Standard Chartered Bank	9/22/25	—	(3,332)
USD	3,044,754	TRY	138,994,119	Standard Chartered Bank	9/22/25	—	(34,874)

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UZS	25,823,149,549	USD	1,910,844	ICBC Standard Bank plc	9/25/25	$ —	$ (3,848)
TRY	599,014,349	USD	13,050,526	Standard Chartered Bank	9/26/25	165,938	—
USD	6,710,546	TRY	304,667,948	Standard Chartered Bank	9/26/25	—	(11,551)
USD	6,481,493	TRY	294,346,401	Standard Chartered Bank	9/26/25	—	(12,873)
USD	2,614,724	NGN	5,111,786,000	Goldman Sachs International	10/7/25	—	(329,245)
NGN	688,700,000	USD	362,474	JPMorgan Chase Bank, N.A.	10/9/25	33,789	—
USD	425,123	NGN	688,700,000	Goldman Sachs International	10/9/25	28,861	—
USD	2,537,752	NGN	4,925,904,000	JPMorgan Chase Bank, N.A.	10/10/25	—	(295,174)
EGP	199,804,162	USD	3,633,133	Citibank, N.A.	10/15/25	18,128	—
USD	3,785,700	NGN	7,419,971,459	JPMorgan Chase Bank, N.A.	10/15/25	—	(471,604)
EGP	361,379,000	USD	6,332,206	Standard Chartered Bank	10/23/25	249,117	—
MXN	116,761,800	USD	5,476,401	Bank of America, N.A.	10/24/25	349,155	—
MXN	171,859,000	USD	8,314,417	UBS AG	10/24/25	260,085	—
USD	8,315,011	MXN	171,858,800	Standard Chartered Bank	10/24/25	—	(259,481)
USD	5,475,348	MXN	116,761,800	UBS AG	10/24/25	—	(350,208)
EGP	174,342,399	USD	3,124,416	Goldman Sachs International	10/27/25	45,233	—
USD	134,792	NGN	234,269,000	Citibank, N.A.	2/26/26	9,430	—
USD	726,256	NGN	1,258,602,000	Citibank, N.A.	2/27/26	53,116	—
TRY	149,304,621	USD	2,914,934	Standard Chartered Bank	3/23/26	—	(147,312)
USD	2,815,718	TRY	149,304,621	Standard Chartered Bank	3/23/26	48,096	—
UZS	52,908,750,000	USD	3,296,495	Standard Chartered Bank	3/25/26	437,319	—
TRY	695,587,468	USD	13,050,526	Standard Chartered Bank	3/26/26	—	(192,526)
USD	2,432,521	TRY	130,384,151	Standard Chartered Bank	3/26/26	22,357	—
USD	10,440,254	TRY	565,203,317	Standard Chartered Bank	3/26/26	—	(7,583)
UZS	29,613,121,000	USD	1,839,324	Deutsche Bank AG	10/5/26	144,378	—
UZS	16,312,875,642	USD	1,013,222	Deutsche Bank AG	10/7/26	78,921	—
USD	1,265,121	JPY	182,244,054	Standard Chartered Bank	1/7/27	—	(78,822)
USD	1,223,741	JPY	178,339,671	Standard Chartered Bank	1/7/27	—	(91,410)
UZS	16,830,497,000	USD	938,416	Deutsche Bank AG	10/25/27	77,901	—
UZS	19,470,202,000	USD	1,089,059	Deutsche Bank AG	11/8/27	82,247	—
						$29,368,608	$(26,160,785)

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Volatility Agreements (OTC)
Reference Entity	Counterparty	Strike Volatility Rate	Expiration Date(1)	Notional Amount (000s omitted)	Value/Unrealized Appreciation (Depreciation)
USD vs. INR, 6 month term	Citibank, N.A.	4.69%	10/15/25	$33,467,000	$17,838
USD vs. INR, 6 month term	Deutsche Bank AG	4.80	10/15/25	33,467,000	(2,577)
USD vs. INR, 6 month term	Deutsche Bank AG	4.58	10/20/25	33,470,000	38,926
USD vs. INR, 6 month term	JPMorgan Chase Bank, N.A.	4.60	10/17/25	14,559,000	15,024
					$69,211
(1)	At the expiration date, the Fund will purchase from the counterparty an option straddle expiring in 6 months with a strike rate to be determined on this date.
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
5/8/25	COP	71,952,000	Republic of Colombia, 11.50%, 7/25/46	Goldman Sachs International	$17,027,762	$(231,152)
5/8/25	COP	43,505,860	Republic of Colombia, 11.50%, 7/25/46	Goldman Sachs International	10,431,638	(135,782)
5/8/25	COP	21,752,930	Republic of Colombia, 11.50%, 7/25/46	Goldman Sachs International	5,228,771	(80,843)
5/8/25	COP	6,693,210	Republic of Colombia, 11.50%, 7/25/46	Goldman Sachs International	1,605,385	(21,407)
						$(469,184)
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(547)	Short	6/6/25	$ (74,131,030)	$ (1,122,755)
Euro-Bund	(347)	Short	6/6/25	(51,802,603)	(131,150)
Euro-Buxl	(57)	Short	6/6/25	(8,013,445)	183,327
Euro-Schatz	(71)	Short	6/6/25	(8,652,112)	(44,642)
Japan 10-Year Bond	(3)	Short	6/13/25	(2,951,112)	(61,277)
U.S. 2-Year Treasury Note	(1,136)	Short	6/30/25	(236,456,626)	(1,568,879)
U.S. 5-Year Treasury Note	(5,162)	Short	6/30/25	(563,666,206)	(8,232,256)
U.S. 10-Year Treasury Note	(2,500)	Short	6/18/25	(280,546,875)	(3,293,578)
U.S. Long Treasury Bond	(519)	Short	6/18/25	(60,528,375)	(601,762)
U.S. Ultra 10-Year Treasury Note	(250)	Short	6/18/25	(28,683,594)	(270,921)
					$(15,143,893)

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	46,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.52% (pays upon termination)	1/2/29	$ 19,827	$ —	$ 19,827
CNY	90,310	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.49% (pays quarterly)	3/19/30	44,035	—	44,035
CNY	157,460	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	79,335	—	79,335
CNY	67,150	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	36,014	—	36,014
CNY	131,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	72,181	—	72,181
CNY	67,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	37,240	—	37,240
CNY	88,860	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.51% (pays quarterly)	3/19/30	53,432	—	53,432
CNY	67,010	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	42,471	—	42,471
CNY	94,680	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	59,824	—	59,824
CNY	65,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	43,642	—	43,642
CNY	110,130	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	74,809	—	74,809
CNY	212,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.58% (pays quarterly)	3/19/30	221,846	—	221,846
COP	28,411,000	Receives	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.45% (pays upon termination)	7/17/25	44,171	(12,210)	31,961
COP	28,411,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.45% (pays upon termination)	7/21/25	(43,428)	—	(43,428)
COP	50,459,510	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.24% (pays quarterly)	6/18/30	(36,849)	—	(36,849)
CZK	142,000	Receives	6-month CZK PRIBOR (pays semi-annually)	4.56% (pays annually)	12/20/28	(310,260)	—	(310,260)
CZK	60,598	Pays	6-month CZK PRIBOR (pays semi-annually)	3.94% (pays annually)	9/20/33	151,543	—	151,543
HUF	3,969,500	Pays	6-month HUF BUBOR (pays semi-annually)	6.15% (pays annually)	6/18/30	127,329	—	127,329
ILS	67,250	Pays	3-month ILS TELBOR (pays quarterly)	3.88% (pays annually)	6/18/30	24,708	—	24,708

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
INR	2,868,510	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.01% (pays semi-annually)	3/19/30	$ 570,892	$ —	$ 570,892
INR	1,857,800	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.07% (pays semi-annually)	3/19/30	420,913	—	420,913
INR	2,622,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.07% (pays semi-annually)	3/19/30	601,612	—	601,612
INR	1,452,200	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.15% (pays semi-annually)	3/19/30	391,038	—	391,038
INR	818,710	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.16% (pays semi-annually)	3/19/30	222,526	—	222,526
INR	942,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	261,832	—	261,832
INR	839,159	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	233,597	—	233,597
INR	1,740,590	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	486,289	—	486,289
INR	845,917	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	238,044	—	238,044
INR	849,180	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	238,748	—	238,748
INR	634,444	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.18% (pays semi-annually)	3/19/30	180,459	—	180,459
INR	1,467,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.26% (pays semi-annually)	3/19/30	473,246	—	473,246
INR	1,754,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.26% (pays semi-annually)	3/19/30	568,046	—	568,046
INR	228,528	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.70% (pays semi-annually)	6/18/30	11,917	—	11,917
INR	950,400	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.70% (pays semi-annually)	6/18/30	49,655	—	49,655
INR	308,072	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.71% (pays semi-annually)	6/18/30	16,832	—	16,832
KRW	9,725,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.57% (pays quarterly)	3/19/30	95,652	—	95,652
KRW	21,027,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.60% (pays quarterly)	3/19/30	228,923	—	228,923
KRW	42,886,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.60% (pays quarterly)	3/19/30	473,575	—	473,575
KRW	17,154,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.61% (pays quarterly)	3/19/30	195,341	—	195,341
KRW	16,413,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.71% (pays quarterly)	3/19/30	243,507	—	243,507
KRW	21,582,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.72% (pays quarterly)	3/19/30	325,778	—	325,778
KRW	43,301,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.73% (pays quarterly)	3/19/30	664,824	—	664,824

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	32,505,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.51% (pays quarterly)	6/18/30	$ 290,498	$ —	$ 290,498
KRW	11,654,800	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.51% (pays quarterly)	6/18/30	106,504	—	106,504
KRW	6,138,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.63% (pays quarterly)	3/19/35	(95,703)	—	(95,703)
KRW	11,067,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	(209,088)	—	(209,088)
KRW	22,688,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	(442,138)	—	(442,138)
KRW	9,047,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.70% (pays quarterly)	3/19/35	(182,179)	—	(182,179)
KRW	8,647,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	(225,779)	—	(225,779)
KRW	11,483,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	(300,201)	—	(300,201)
KRW	22,965,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.81% (pays quarterly)	3/19/35	(619,015)	—	(619,015)
MXN	351,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.42% (pays monthly)	3/13/30	531,340	—	531,340
MXN	1,028,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.32% (pays monthly)	6/6/35	550,912	—	550,912
PLN	27,835	Receives	6-month PLN WIBOR (pays semi-annually)	4.27% (pays annually)	6/18/35	5,008	—	5,008
PLN	108,780	Receives	6-month PLN WIBOR (pays semi-annually)	4.31% (pays annually)	6/18/35	(83,905)	—	(83,905)
PLN	144,025	Receives	6-month PLN WIBOR (pays semi-annually)	4.34% (pays annually)	6/18/35	(189,122)	—	(189,122)
SGD	20,990	Pays	SORA (pays semi-annually)	1.96% (pays semi-annually)	6/18/30	56,727	—	56,727
THB	185,200	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.96% (pays quarterly)	3/19/30	146,102	—	146,102
THB	236,800	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.97% (pays quarterly)	3/19/30	189,443	—	189,443
THB	496,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.97% (pays quarterly)	3/19/30	400,129	—	400,129
THB	220,860	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.36% (pays quarterly)	6/18/30	(13,131)	—	(13,131)

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
THB	522,800	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.37% (pays quarterly)	6/18/30	$ (29,570)	$ —	$ (29,570)
THB	921,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.38% (pays quarterly)	6/18/30	(40,102)	—	(40,102)
THB	536,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.39% (pays quarterly)	6/18/30	(11,707)	—	(11,707)
THB	441,800	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.40% (pays quarterly)	6/18/30	(1,340)	—	(1,340)
THB	530,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.40% (pays quarterly)	6/18/30	(1,224)	—	(1,224)
THB	533,440	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	(74)	—	(74)
THB	649,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	1,130	—	1,130
THB	884,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	6,272	—	6,272
THB	1,737,500	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	19,869	—	19,869
ZAR	352,020	Pays	3-month ZAR JIBAR (pays quarterly)	7.71% (pays quarterly)	6/18/30	144,958	—	144,958
Total						$7,939,730	$(12,210)	$7,927,520
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	MYR	51,849	Pays	3-month MYR KLIBOR (pays quarterly)	3.48% (pays quarterly)	6/18/30	$109,897
BNP Paribas	MYR	42,551	Pays	3-month MYR KLIBOR (pays quarterly)	3.49% (pays quarterly)	6/18/30	91,336
BNP Paribas	MYR	44,700	Pays	3-month MYR KLIBOR (pays quarterly)	3.50% (pays quarterly)	6/18/30	108,784
Total							$310,017

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Egypt	$3,590	1.00% (pays quarterly)(1)	6.86%	6/20/30	$ (820,796)	$ 925,630	$104,834
Nigeria	2,437	1.00% (pays quarterly)(1)	6.19	6/20/30	(503,286)	671,716	168,430
Total	$6,027				$(1,324,082)	$1,597,346	$273,264
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)	$50	1.00% (pays quarterly)(1)	6/20/30	$ 2,156	$ (1,795)	$ 361
Mexico	80,300	1.00% (pays quarterly)(1)	12/20/25	(377,314)	257,540	(119,774)
Petroleo Brasileiro S.A.	44,530	1.00% (pays quarterly)(1)	6/20/30	1,829,992	(2,299,981)	(469,989)
Turkey	25,900	1.00% (pays quarterly)(1)	6/20/30	2,876,391	(2,242,294)	634,097
Total				$4,331,225	$(4,286,530)	$44,695
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Benin	Barclays Bank PLC	$ 1,000	1.00% (pays quarterly)(1)	3.32%	6/20/27	$ (45,121)	$ 58,988	$ 13,867
Benin	Barclays Bank PLC	1,000	1.00% (pays quarterly)(1)	3.32	6/20/27	(45,121)	57,678	12,557
Benin	Barclays Bank PLC	1,200	1.00% (pays quarterly)(1)	3.57	12/20/27	(72,916)	85,356	12,440
Benin	Citibank, N.A.	958	1.00% (pays quarterly)(1)	3.73	6/20/28	(72,469)	104,077	31,608
Ivory Coast	Barclays Bank PLC	4,389	1.00% (pays quarterly)(1)	3.09	6/20/27	(178,400)	243,278	64,878
Ivory Coast	Deutsche Bank AG	10,219	1.00% (pays quarterly)(1)	3.09	6/20/27	(415,382)	567,359	151,977
Ivory Coast	Deutsche Bank AG	11,383	1.00% (pays quarterly)(1)	3.09	6/20/27	(462,686)	631,219	168,533
Pan American Energy	Barclays Bank PLC	7,020	1.00% (pays quarterly)(1)	0.79	12/20/25	17,782	88,788	106,570
Petroleos Mexicanos	Deutsche Bank AG	49,636	4.00% (pays monthly)	4.68	7/6/26	(196,565)	—	(196,565)

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC) (continued)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	Deutsche Bank AG	$ 22,343	4.20% (pays monthly)	4.80%	9/20/26	$ (59,216)	$ —	$ (59,216)
Petroleos Mexicanos	Goldman Sachs International	5,548	1.00% (pays quarterly)(1)	4.66	6/20/26	(214,572)	241,963	27,391
Vietnam	Bank of America, N.A.	2,800	1.00% (pays quarterly)(1)	1.20	6/20/30	(22,335)	68,765	46,430
Total		$117,496				$(1,767,001)	$2,147,471	$380,470
*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2025, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $123,523,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Fund Receives	Fund Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	15,619	Return on PEN 63,097,000 Government of Peru, 5.40%, 8/12/34 (pays upon termination)	SOFR + 0.70% on Notional Amount (pays upon termination)	7/15/25	$ 390,839
Bank of America, N.A.	USD	51,449	Return on PEN 191,214,000 Government of Peru, 6.90%, 8/12/37 (pays upon termination)	SOFR + 0.70% on Notional Amount (pays upon termination)	7/15/25	1,013,626
Bank of America, N.A.	USD	75,822	Return on PEN 263,569,000 Government of Peru, 7.60%, 8/12/39 (pays upon termination)	SOFR + 0.70% on Notional Amount (pays upon termination)	7/8/25	(72,060)
Barclays Bank PLC	USD	16,953	Return on PEN 75,537,000 Government of Peru, 5.35%, 8/12/40 (pays upon termination)	SOFR + 0.75% on Notional Amount (pays upon termination)	7/17/25	464,789
						$1,797,194

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (OTC)
Counterparty	Fund Receives	Fund Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	3-month PLN WIBOR + 0.63% on PLN 269,371,380 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount*	6/11/26/ 6/13/29	$415,366
				$415,366
(1)	Effective date represents the date on which the Fund and counterparty exchange the currencies and begin interest payment accrual.
*	The Fund pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.
Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
GDP	– Gross Domestic Product
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate

OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
SORA	– Singapore Overnight Rate Average
TELBOR	– Tel Aviv Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
ARS	– Argentine Peso
BAM	– Bosnia-Herzegovina Convertible Mark
BRL	– Brazilian Real
CLP	– Chilean Peso
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GHS	– Ghanaian Cedi
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
JPY	– Japanese Yen
KES	– Kenyan Shilling

KRW	– South Korean Won
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
PEN	– Peruvian Sol
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RSD	– Serbian Dinar
RUB	– Russian Ruble
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
UZS	– Uzbekistani Som
ZAR	– South African Rand

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

At April 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swaps to enhance total return and/or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Fund engages in forward volatility agreements, forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Fund utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.
Affiliated Investments
At April 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $33,429,404, which represents 1.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$86,614,587	$1,628,884,419	$(1,682,069,602)	$ —	$ —	$33,429,404	$5,347,800	33,429,404
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Convertible Bonds	$ —	$ 13,140,400	$ —	$ 13,140,400
Foreign Corporate Bonds	—	912,218,748	0	912,218,748
Loan Participation Notes	—	—	14,271,905	14,271,905
Senior Floating-Rate Loans	—	89,639,634	—	89,639,634
Sovereign Government Bonds	—	1,579,768,790	—	1,579,768,790
Sovereign Loans	—	86,470,228	—	86,470,228
Short-Term Investments:
Affiliated Fund	33,429,404	—	—	33,429,404
Sovereign Government Securities	—	37,875,795	—	37,875,795
U.S. Treasury Obligations	—	40,284,414	—	40,284,414

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Purchased Currency Options	$ —	$ 897,145	$ —	$ 897,145
Total Investments	$ 33,429,404	$2,760,295,154	$14,271,905	$2,807,996,463
Forward Foreign Currency Exchange Contracts	$ —	$ 42,619,157	$ —	$ 42,619,157
Forward Volatility Agreements	—	71,788	—	71,788
Futures Contracts	183,327	—	—	183,327
Swap Contracts	—	18,095,503	—	18,095,503
Total	$ 33,612,731	$2,821,081,602	$14,271,905	$2,868,966,238
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (45,963,450)	$ —	$ (45,963,450)
Forward Volatility Agreements	—	(2,577)	—	(2,577)
Non-Deliverable Bond Forward Contracts	—	(469,184)	—	(469,184)
Futures Contracts	(15,327,220)	—	—	(15,327,220)
Swap Contracts	—	(6,393,054)	—	(6,393,054)
Total	$(15,327,220)	$ (52,828,265)	$ —	$ (68,155,485)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended April 30, 2025 is not presented.
Derivatives. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Forward volatility agreements are valued by a third party pricing service using techniques that consider factors including the volatility of the underlying instrument and the period of time until expiration.
Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Fund may enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for the same as for forward foreign currency exchange contracts as described in the Fund’s financial statements.
Forward Volatility Agreements — Forward volatility agreements are transactions in which two parties agree to the purchase or sale of an option straddle on an underlying exchange rate at the expiration of the agreement. The strike volatility rate is determined at the trade date. At expiration, the amount settled is determined based on the Black Scholes formula, the then current spot exchange rate, interest rates, and the agreed upon implied volatility, and is recorded as a realized gain or loss. Changes in the value of the forward volatility agreement prior to the expiration date are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying exchange rate.
For additional information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.